PREPAID EXPENSES AND OTHER CURRENT ASSETS - Analysis of the allowance for doubtful debt in relation to other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of the allowance for doubtful debt in relation to other receivables
Balance at beginning of the year	¥ 131,624	¥ 130,908
Addition	313,993	15,460
Write-off		(15,000)
Foreign exchange difference	52	256
Balance at the end of the year	¥ 445,669	¥ 131,624